Vanguard SP Mid-Cap 400 Growth Index Fund Investment Objectives and Goals - Institutional Prospectus [Member] - Vanguard SP Mid-Cap 400 Growth Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard S&P Mid-Cap 400 Growth Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard S&P Mid-Cap 400 Growth Index Fund (the “Fund”) seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization growth stocks in the United States.